Right-of-use assets - Movements in carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	$ 45
Depreciation expense	(63)	$ (34)
Right-of-use assets at end of period	379	45
Amounts recognised in profit and loss:
Depreciation expense on right-of-use asset	(63)	(34)
Interest expense on lease liabilities	(23)	(6)
Office Building and Land | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	146	152
Additions during the year	394	0
Exchange differences	(8)	(6)
Right-of-use assets at end of period	532	146
Office Building and Land | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(101)	(71)
Exchange differences	11	4
Depreciation expense	(63)	(34)
Right-of-use assets at end of period	(153)	(101)
Amounts recognised in profit and loss:
Depreciation expense on right-of-use asset	$ (63)	$ (34)